Issued Capital and Reserves - Additional Information (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Issued Capital and Reserves, Disclosure [Abstract]
Minimum percentage of proceeds of issuances of share capital	50.00%
Transaction costs of equity transaction	¥ 1,002
Minimum ratio of legal earnings reserve	10.00%
Percentage of Share Capital	25.00%